CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 55,035	$ 163,953	$ 191,117
Accounts receivable			85,000
Production receivable		451
Prepaid expenses	155,816	172,613	95,256
Total current assets	210,851	337,017	371,373
Oil and natural gas properties			569,551
Other assets
Deposit - RRC	105,179	105,179	105,179
Other asset - related party	474,103	474,103	385,888
Total other assets	579,282	579,282	491,067
TOTAL ASSETS	790,133	916,299	1,431,991
Current liabilities:
Accounts payable	208,208	451,716	519,841
Accounts payable - related party	97,027	97,027	97,027
Note payable - related party	46,393,832	45,853,832	42,750,832
Note payable	6,000,000	6,000,000	2,000,000
Accrued interest payable	10,768,061	9,787,819	6,808,410
Total current liabilities	63,467,128	62,190,394	52,176,110
Asset retirement obligations	1,076,695	1,075,513	1,099,311
Total liabilities	64,543,823	63,265,907	53,275,421
Commitments and contingencies
Mezzanine equity, Series A redeemable, non voting, preferred stock Preferred stock, par value $0.0001, 50,000,000 shares authorized; 3,000,000 issued and outstanding at March 31, 2026 and December 31, 2025	4,843	4,843
Stockholders’ deficit:
Common stock, par value $0.0001; 500,000,000 shares authorized; 264,637,564 issued and outstanding at March 31, 2026 issued and 264,637,564 outstanding at December 31, 2025;	26,464	26,464	25,193
Shares to be issued			1,143
Additional paid-in capital	107,740,596	107,728,096	107,678,096
Accumulated deficit	(171,525,593)	(170,109,011)	(159,547,862)
Total stockholders’ deficit	(63,758,533)	(62,354,451)	(51,843,430)
TOTAL LIABILITIES, MEZZANINE EQUITY, AND STOCKHOLDERS’ DEFICIT	$ 790,133	$ 916,299	$ 1,431,991